Earnings Per Share (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted earnings per share [abstract]
Profit for the period	$ 11,159,731	$ 14,898,096	$ 23,565,399	$ 25,541,703	$ 7,031,340
Less: profit attributable to the Earnout Shares (note 9)	(694,045)
Net profit available to common shareholders	$ 10,465,686	$ 14,898,096
Weighted average number of shares – basic and diluted	40,630,159	34,586,954	135,161,942	138,320,733	143,375,678
Basic and diluted earnings per share	$ 0.26	$ 0.43	$ 0.17	$ 0.18	$ 0.05